Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS

On January 22, 2020, the parent company issued $2.0 billion of senior notes with a maturity date of January 22, 2030. Interest is payable semi-annually at a fixed rate of 2.55% per annum, on January 22 and July 22 of each year, beginning on July 22, 2020.

On February 25, 2020, PNC Bank issued the following:

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$1.0 billion of senior floating rate notes with a maturity date of February 24, 2023. Interest is payable quarterly at the 3-month LIBOR rate, reset quarterly, plus 32.5 basis points, on February 24, May 24, August 24, and November 24, beginning on May 24, 2020.

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$500 million of senior fixed-to-floating rate notes with a maturity date of February 24, 2023. Interest is payable semi-annually at a fixed rate of 1.74% per annum, on February 24 and August 24 of each year, beginning on August 24, 2020. Beginning on February 24, 2022, interest is payable quarterly at the floating rate equal to the 3-month LIBOR rate, reset quarterly, plus 32.3 basis points, on February 24, May 24, August 24, and November 24, commencing on May 24, 2022.